UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                         FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2001



Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Palley-Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6316







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644_

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     $54,521





List of Other Included Managers:



No.   13F File Number        Name


                                                          FORM 13F INFORMATION TABLE

                                                           VALUE       SHS/ SH/      INVSTMT                     SHRD
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000)     PRN  PR       DSCRETN

------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------



AT&T CORP                      COM              001957109      390    21472 SH       DEFINED                     0        0
ABBOTT LABORATORIES            COM              002824100     1570    28170 SH       DEFINED                     0        0
ALCOA INC                      COM              013817101     1266    35610 SH       DEFINED                     0        0
ALLTEL CORP                    COM              020039103     1094    17715 SH       DEFINED                     0        0
AMERICAN HOME PRODUCTS CORP    COM              026609107     1480    24120 SH       DEFINED                     0        0
AMERICAN INTL GROUP INC        COM              026874107     2497    31450 SH       DEFINED                     0        0
ANHEUSER BUSCH COS INC         COM              035229103     1926    42610 SH       DEFINED                     0        0
APARTMENT INVT & MGMT CO CL A  COM              03748R101      320     7000 SH       DEFINED                     0        0
BP PLC SPONSORED ADR           COM              055622104     1240    26664 SH       DEFINED                     0        0
BANK OF AMERICA CORP           COM              060505104     1279    20325 SH       DEFINED                     0        0
BAXTER INTERNATIONAL INC       COM              071813109     1453    27100 SH       DEFINED                     0        0
BRISTOL-MYERS SQUIBB CO        COM              110122108      255     5000 SH       DEFINED                     0        0
BUCKEYE PARTNERS LP            UNIT LTD PARTNERS 118230101     300     8000 SH       DEFINED                     0        0
CITIGROUP INC                  COM              172967101     1774    35143 SH       DEFINED                     0        0
COMCAST CORP CL A SPL          COM              200300200      845    23460 SH       DEFINED                     0        0
COMERICA INC                   COM              200340107      315     5500 SH       DEFINED                     0        0
COMPAQ COMPUTER CORP           COM              204493100      318    32555 SH       DEFINED                     0        0
DOW CHEMICAL CO                COM              260543103     1229    36377 SH       DEFINED                     0        0
EATON CORPORATION	       COM              278058102      204     2743 SH       DEFINED                     0        0
ELECTRONIC DATA SYS CORP (NEW) COM              285661104      998    14565 SH       DEFINED                     0        0
EMERSON ELECTRIC COMPANY       COM              291011104     1047    18335 SH       DEFINED                     0        0
EXXON MOBIL CORP (NEW)         COM              30231G102     1417    36066 SH       DEFINED                     0        0
FEDERAL NATL MTG ASSN          COM              313586109     1650    20751 SH       DEFINED                     0        0

FLEET BOSTON FINL CORP         COM              339030108     1153    31590 SH       DEFINED                     0        0
FORD MOTOR CO (NEW)            COM PAR $0.01    345370860     1044    66413 SH       DEFINED                     0        0
GANNETT COMPANY INC            COM              364730101     1239    18435 SH       DEFINED                     0        0
GENERAL ELECTRIC COMPANY       COM              369604103      405    10100 SH       DEFINED                     0        0
GILLETTE COMPANY               COM              375766102     1752    52447 SH       DEFINED                     0        0
HEWLETT-PACKARD CORP           COM              428236103      495    24114 SH       DEFINED                     0        0
HONEYWELL INTERNATIONAL INC    COM              438516106     1184    35005 SH       DEFINED                     0        0
INTEL CORP                     COM              458140100      509    16200 SH       DEFINED                     0        0
INTERNATIONAL BUSINESS MACHINE COM              459200101     2342    19358 SH       DEFINED                     0        0
INTERNATIONAL PAPER            COM              460146103     1147    28420 SH       DEFINED                     0        0
INTERPUBLIC GROUP OF COS INC   COM              460690100     1444    48880 SH       DEFINED                     0        0
JP MORGAN CHASE & CO           COM              46625H100      889    24461 SH       DEFINED                     0        0
KIMBERLY CLARK CORP            COM              494368103     1190    19895 SH       DEFINED                     0        0
MASCO CORPORATION              COM              574599106     1544    63013 SH       DEFINED                     0        0
MCDONALDS CORP                 COM              580135101      969    36620 SH       DEFINED                     0        0
MELLON FINANCIAL CORP          COM              58551A108      357     9500 SH       DEFINED                     0        0
MERRILL LYNCH & CO INC         COM              590188108      840    16115 SH       DEFINED                     0        0
MINNESOTA MINING & MFG CO      COM              604059105     1109     9385 SH       DEFINED                     0        0
PFIZER INC                     COM              717081103      291     7300 SH       DEFINED                     0        0
PRAXAIR INC                    COM              74005P104     1040    18828 SH       DEFINED                     0        0
SBC COMMUNICATIONS INC         COM              78387G103      708    18065 SH       DEFINED                     0        0
SPDR TRUST UNIT SER 1          COM              78462F103      457     4000 SH       DEFINED                     0        0
SAFEWAY INC NEW                COM              786514208     1395    33410 SH       DEFINED                     0        0
SCHERING PLOUGH CORP           COM              806605101     1319    36835 SH       DEFINED                     0        0
TARGET CORP                    COM              87612E106     1963    47820 SH       DEFINED                     0        0
TOTAL FINA ELF S A SPON ADR    COM              89151E109     1207    17189 SH       DEFINED                     0        0
VERIZON COMMUNICATIONS         COM              92343V104     1132    23842 SH       DEFINED                     0        0
WORLDCOM INC                   COM              98157D106      528    37531 SH       DEFINED                     0        0